T. ROWE PRICE Tax-Free Short-Intermediate Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
ALABAMA 1.6%
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,643
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 12/1/49
(Tender 12/1/25)  2,500 2,490
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  1,615 1,599
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  4,890 4,909
Lower Alabama Gas Dist., VRDN, 4.00%, 12/1/50 (Tender
12/1/25)  11,950 11,908
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  3,850 3,704
30,253
ALASKA 0.2%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,423
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 968
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 814
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 1,017
4,222
ARIZONA 1.4%
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 2.47%, 1/1/35 (Tender 10/18/24)  6,995 6,964
Maricopa County IDA, Banner Health Group, Series D, VRDN,
5.00%, 1/1/46 (Tender 5/15/26)  7,000 7,423
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/23 (1) 2,000 2,023
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,029
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,299
Salt River Agricultural Improvement & Power Dist., 5.00%, 1/1/24  5,350 5,491
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,638
25,867
CALIFORNIA 9.4%
California, GO, 5.00%, 11/1/23  10,500 10,749
California, GO, 5.00%, 9/1/25  11,720 12,497
California, GO, 5.00%, 9/1/25  5,775 6,158
California, GO, 5.00%, 9/1/26  11,750 12,782
California, GO, 5.00%, 8/1/27  1,050 1,140
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/23  550 555

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/24  1,200 1,236
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,682
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,070
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 299
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.60%, 12/1/50 (Tender 6/1/26)  1,175 1,132
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 2.25%, 8/1/47 (Tender 8/1/24)  2,025 1,995
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  11,515 13,066
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23  500 501
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 612
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,056
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,172
California, Various Purpose, GO, 4.00%, 3/1/24  18,780 19,152
California, Various Purpose, GO, 4.00%, 3/1/27  8,740 9,249
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25 (2) 4,120 4,365
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/29
(Prerefunded 6/1/27) (3) 20,045 22,076
Golden State Tobacco Securitization, Asset Backed, 5.00%,
6/1/40 (Prerefunded 6/1/25) (3) 5,000 5,308
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,516
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,345
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/26 (4) 1,000 1,085
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27 (4) 750 830
Los Angeles Unified School Dist., Series C, GO, 5.00%, 7/1/25  3,340 3,470
Los Angeles Wastewater System Revenue, Series C, 5.00%,
6/1/28  4,000 4,511
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/26  1,300 1,420
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/27  1,000 1,114
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/28  2,500 2,838
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.228%, 7/1/27  3,145 3,046
Port of Oakland, Series H, 5.00%, 5/1/23 (1)(2) 180 182
Port of Oakland, Series H, 5.00%, 5/1/24 (1) 2,875 2,953
Port of Oakland, Series H, 5.00%, 5/1/24 (1)(2) 225 232

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/25  750 797
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/26  2,700 2,923
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 915
San Diego Assoc. of Govt's, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23 (Prerefunded 12/23/22) (3) 5,000 5,007
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/25 (1) 1,000 1,039
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/28 (1) 3,185 3,406
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2) 600 606
Univ. of California, Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)  6,000 6,069
177,156
COLORADO 3.2%
Colorado, Series A, COP, 5.00%, 12/15/24  2,830 2,963
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,319
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,301
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23  750 750
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 628
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 596
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 545
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,385 1,442
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,634
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,267
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,247
Denver City & County, Series A, 5.00%, 8/1/23  2,345 2,383
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29 (1) 5,660 6,027
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,064
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 5,000 5,440
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,491
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/31 (1) 2,000 2,132
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31 (Prerefunded 12/8/22) (3) 2,970 2,971
Denver City & County Airport System Revenue, Series B, 5.00%,
11/15/25 (Prerefunded 12/8/22) (3) 1,575 1,576
Denver Convention Center Hotel Auth., 5.00%, 12/1/22  2,350 2,350
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,344

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
2.903%, 9/1/39 (Tender 9/1/24)  2,750 2,723
60,193
CONNECTICUT 0.8%
Connecticut, Series D, GO, 5.00%, 9/15/26  1,000 1,081
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,101
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,119
Connecticut, Series F, GO, 5.00%, 11/15/25  2,390 2,548
Connecticut Special Tax Revenue, Special Tax Obligation Bonds,
Series A, 5.00%, 5/1/26  5,000 5,373
Connecticut State HEFA, 5.00%, 7/1/24  375 379
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%, 7/1/35
(Tender 7/12/24)  3,475 3,297
14,898
DELAWARE 0.4%
Delaware River & Bay Auth., 5.00%, 1/1/31  1,000 1,156
Delaware Transportation Auth., 5.00%, 7/1/24  5,000 5,189
Delaware Transportation Auth., 5.00%, 9/1/24  750 780
7,125
DISTRICT OF COLUMBIA 2.5%
Dist. of Columbia, Series A, 5.00%, 3/1/26  5,000 5,373
District of Columbia, Income Tax, Series A, 5.00%, 3/1/26  3,100 3,331
District of Columbia, Income Tax, Series B, 5.00%, 12/1/26
(Prerefunded 12/1/22) (3) 500 500
Metropolitan Washington Airports Auth., 5.00%, 10/1/24 (1) 1,400 1,444
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 3,975 4,101
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/28 (1) 4,300 4,629
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (1) 3,000 3,230
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (1) 5,000 5,237
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 1,500 1,520
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2019A, 5.00%, 10/1/26 (1) 4,095 4,334
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,980
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 7,000 7,475
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 281
46,435

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
FLORIDA 6.1%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,291
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 534
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,671
Brevard County HFA, Health First, 5.00%, 4/1/26  220 226
Broward County Airport System, 5.00%, 10/1/23 (1) 675 685
Broward County Airport System, Series A, 5.00%, 10/1/23 (1) 1,250 1,268
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,288
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,153
Broward County Airport System, Series B, 5.00%, 10/1/23 (1) 1,375 1,395
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,443
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,564
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,288
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,323
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 559
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 510
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23  740 750
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 259
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4)(5) 2,750 2,995
Florida DOT, Federal Highway Reimbursement, Series A, 5.00%,
7/1/24  3,030 3,135
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/27  4,290 4,734
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,072
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,980
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,208
Florida, Board of Ed., Capital Outlay, Series 2017B, GO, 5.00%,
6/1/25  7,340 7,769
Florida, Board of Ed., Capital Outlay, Series 2022B, GO, 5.00%,
6/1/25  3,000 3,175
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 5,806
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 7,859
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,567
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23 (1)(2) 2,000 2,033
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/28 (1) 3,000 3,230
Greater Orlando Aviation Auth., Unrefunded Balance, 5.00%,
10/1/23 (1) 1,455 1,479
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1) 300 309
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,542
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,052
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,049
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25 (6) 4,870 5,040

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 221
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,415
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,951
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23  800 813
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,047
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 651
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 639
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  2,535 2,517
113,495
GEORGIA 5.5%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,635 2,750
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 5,095 5,376
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/27 (1) 3,810 4,057
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1) 3,800 4,080
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,000 5,261
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
1.45%, 11/1/52 (1) 160 160
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,559
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  2,450 2,431
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/23  350 352
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 667
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 364
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 86
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 513
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 416
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 253
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/23  500 503
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 770
Georgia, Series C, GO, 4.00%, 7/1/25  5,000 5,177
Georgia Ports Auth., 5.00%, 7/1/26  750 810
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,237

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,639
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 4,921
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  1,500 1,546
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/23  325 327
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 520
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 508
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,106
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 2.47%, 8/1/48 (Tender 12/1/23)  5,000 4,949
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,210 10,276
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,050 6,072
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 6,781
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,468
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 3.354%, 8/1/48 (Tender
12/1/23)  9,200 9,134
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
(Prerefunded 7/1/25) (3) 2,000 2,118
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/23  550 551
Municipal Electric Auth. of Georgia, Project 1, Series R, 5.00%,
1/1/23  2,750 2,755
103,493
HAWAII 0.2%
Hawaii, Series FT, GO, 5.00%, 1/1/24  4,000 4,105
4,105
ILLINOIS 4.6%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,509
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26  1,000 1,001
Chicago O'Hare Int'l Airport, Series C, 5.00%, 1/1/29  1,000 1,057
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,160
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,108
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,190
Chicago Waterworks, 5.00%, 11/1/23  3,750 3,822
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,988
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,325
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 476

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, GO, 5.00%, 2/1/25  1,055 1,085
Illinois, GO, 5.00%, 1/1/28  2,010 2,067
Illinois, GO, 5.00%, 2/1/29  3,925 4,069
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,014
Illinois, Series A, GO, 5.00%, 10/1/25  705 727
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,262
Illinois, Series A, GO, 5.00%, 3/1/28  2,125 2,222
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,255
Illinois, Series B, GO, 5.00%, 3/1/24  1,325 1,350
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,792
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,732
Illinois, Series B, GO, 5.00%, 3/1/27  2,975 3,100
Illinois, Series C, GO, 5.00%, 11/1/29  2,500 2,605
Illinois, Series D, GO, 5.00%, 11/1/23  2,230 2,262
Illinois, Series D, GO, 5.00%, 11/1/27  4,920 5,137
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 5,051
Illinois Fin. Auth., Healthcare System, Series B-2, VRDN, 5.00%,
5/15/50 (Tender 11/15/26)  8,680 9,158
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,038
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,319
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  1,945 1,967
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25  1,125 1,179
87,027
INDIANA 0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 825
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 868
1,693
IOWA 0.8%
Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 0.95%,
2/15/41  400 400
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 14,632
15,032
KANSAS 0.0%
Lenexa City, Lakeview Village, Health Care Fac., Series A, 5.00%,
5/15/23  650 651
651
KENTUCKY 1.4%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/23  625 627
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 587
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 628

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 572
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23  2,000 2,019
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,143
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,453
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,210 2,324
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  6,150 5,977
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,121
26,451
LOUISIANA 0.4%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (1) 2,775 2,610
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,724
Louisiana Stadium & Exposition Dist., BAN, 4.00%, 7/3/23  1,040 1,044
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1) 450 450
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 229
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 257
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,934
8,248
MARYLAND 5.2%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,080
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/25  3,330 3,512
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,561
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 499
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,942
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,027
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,896
Baltimore County, Metropolitan Dist. 80th Issue, GO, 5.00%,
3/1/27  1,415 1,550
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,031
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  4,865 4,935
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,164
Maryland, GO, 5.00%, 8/1/31  5,000 5,605
Maryland, Series A, GO, 5.00%, 3/15/26  4,155 4,469
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 6,031

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, DOT, 4.00%, 11/1/29  1,235 1,262
Maryland DOT, Series A, 5.00%, 12/1/26  1,600 1,745
Maryland DOT, Series B, DOT, 5.00%, 12/1/28  2,500 2,823
Maryland DOT, Series B, DOT, 5.00%, 12/1/29  2,375 2,726
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  370 374
Maryland HHEFA, 5.00%, 7/1/24  400 411
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,031
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,347
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,667
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,071
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23  350 354
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 695
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,324
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  2,530 2,631
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,000 7,433
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (2) 795 824
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (3) 1,535 1,597
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3) 3,000 3,121
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (3) 4,000 4,307
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,471
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  4,810 5,312
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,224
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 628
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 652
98,332
MASSACHUSETTS 1.3%
Massachusetts Bay Transportation Auth. Sales Tax Revenue, BAN,
4.00%, 5/1/25  5,000 5,160
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/23 (1) 2,000 2,023
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,054
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 (Prerefunded 5/1/25) (3) 6,450 6,808

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 (Prerefunded 5/1/25) (3) 7,575 7,996
24,041
MICHIGAN 2.2%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (7) 5,290 5,471
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (5) 975 1,007
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,586
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,066
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,199
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (5) 2,500 2,584
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  3,980 4,217
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (5) 2,850 2,948
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,545
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/22  500 500
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 599
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,038
Michigan, City of Detroit, GO, 5.00%, 4/1/23  500 502
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 916
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 883
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 439
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 810
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1) 2,195 2,234
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,455
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,504
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,375
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 448
41,326
MINNESOTA 1.7%
Minnesota, Series A, GO, 5.00%, 8/1/23  4,000 4,066
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,199
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,755
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 9,052
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,351
32,423

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
MISSISSIPPI 0.0%
Mississippi Business Fin., Gulf Power Company Project, VRDN,
1.20%, 11/1/42 (1) 100 100
100
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,549
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,095
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26
(Prerefunded 6/1/24) (3) 1,740 1,797
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%, 5/1/52
(Tender 5/1/28)  8,000 8,820
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(5) 215 217
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(5) 840 863
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(5) 375 389
14,730
NEBRASKA 0.4%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,560
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  6,285 6,308
7,868
NEVADA 0.3%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/26 (1) 3,000 3,156
Clark County School Dist., Series A, GO, 3.00%, 6/15/23 (5) 450 451
Clark County School Dist., Series A, GO, 3.00%, 6/15/24 (5) 405 408
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (5) 650 655
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (5) 500 538
5,208
NEW JERSEY 3.2%
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,438
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25 (Prerefunded
1/1/24) (3) 95 97
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,327
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/31  8,000 8,900
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24  3,085 3,182
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,707
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,052
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  2,525 2,702

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,169
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 610
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,363
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  5,815 6,011
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  13,505 14,243
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/27  3,750 4,102
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,026
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,050 4,225
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,604
60,758
NEW MEXICO 0.4%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  2,750 2,717
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  4,850 5,075
7,792
NEW YORK 8.9%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/23  1,250 1,253
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,018
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (5) 3,260 3,339
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,183
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (2) 5 5
Dormitory Auth. of the State of New York, Bidding Group 2,
Unrefunded Balance, Series C, 5.00%, 3/15/24 (2) 9,795 10,095
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/25 (8) 1,000 1,025
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/26 (8) 1,300 1,331
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 8,073
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,799
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,547
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,136
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,726

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City, Series A-1, GO, 5.00%, 8/1/30  5,000 5,743
New York City, Series B, GO, 5.00%, 8/1/23  6,370 6,474
New York City, Series C, GO, 5.00%, 8/1/23  10,000 10,164
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,489
New York City, Series D, GO, 5.00%, 8/1/24  13,145 13,197
New York City, Series D, GO, 5.00%, 8/1/28  6,085 6,107
New York City IDA, Series A, 5.00%, 1/1/24 (5) 1,250 1,277
New York City IDA, Series A, 5.00%, 1/1/25 (5) 2,000 2,082
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (5) 1,315 1,431
New York City Transitional Fin. Auth., Future Tax Secured,
Series A, 5.00%, 11/1/31  4,550 5,255
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,272
New York City Water & Sewer System, Series DD, 5.00%, 6/15/25  1,690 1,789
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,377
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 1,655 1,655
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,018
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (1) 4,055 4,060
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1) 5,000 5,079
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/30 (1) 9,920 10,071
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,057
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/24 (1) 3,000 3,090
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 10,030 10,570
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/30
(Prerefunded 10/15/24) (3) 2,000 2,091
Triborough Bridge & Tunnel Auth., Series B, FRN, 67% of SOFR +
0.38%, 2.926%, 1/1/32 (Tender 2/1/24)  6,310 6,226
166,104
NORTH CAROLINA 4.4%
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,565 7,284
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  1,500 1,656
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,748
North Carolina Medical Care Commission, 3.00%, 3/1/23  150 150
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 219
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 262
North Carolina Medical Care Commission, 5.00%, 3/1/26  245 247

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 290
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,050 11,692
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 243
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  150 150
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 181
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 126
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23 (2) 400 408
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24 (Prerefunded
10/1/23) (3) 950 996
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26 (Prerefunded
10/1/23) (3) 750 787
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27 (Prerefunded
10/1/23) (3) 175 184
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25) (3) 1,575 1,663
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,004
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,126
North Carolina Turnpike Auth., 5.00%, 1/1/24 (5) 1,180 1,207
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  19,455 19,913
Wake County, 5.00%, 3/1/27  2,355 2,569
Wake County, Series A, 5.00%, 12/1/29  1,150 1,250
Wake County, Series C, GO, 5.00%, 3/1/25  15,760 16,596
81,951
OHIO 0.4%
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,224
Columbus, Series A, GO, 5.00%, 4/1/24  1,810 1,868
Columbus, Series A, GO, 5.00%, 4/1/25  3,445 3,633
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  100 100
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 150
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 201
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
7,327
OKLAHOMA 0.3%
Grand River Dam Auth., Series A, 5.00%, 6/1/23  2,000 2,025
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/25  450 470

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,584
6,079
OREGON 0.5%
Multnomah County School Dist. No. 1, GO, 5.00%, 6/15/24  8,250 8,545
8,545
PENNSYLVANIA 2.8%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 204
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 515
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 571
Bucks County IDA, 5.00%, 7/1/25  350 358
Bucks County IDA, 5.00%, 7/1/26  450 463
Bucks County IDA, 5.00%, 7/1/27  475 491
Butler County Hosp. Auth., 5.00%, 7/1/23  355 359
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,363
Butler County Hosp. Auth., 5.00%, 7/1/25  705 733
Butler County Hosp. Auth., 5.00%, 7/1/26  460 475
Butler County Hosp. Auth., 5.00%, 7/1/27  585 602
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23  1,000 1,011
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,348
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23  1,300 1,316
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,754
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 3.677%, 8/15/48
(Tender 8/15/24)  4,900 4,903
Pennsylvania, GO, 5.00%, 9/15/25 (5) 715 761
Pennsylvania Turnpike Commission, Series A-1, 5.00%, 12/1/30  2,000 2,107
Philadelphia, Series A, GO, 5.00%, 8/1/23  2,270 2,307
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,239
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,166
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 12,465 12,931
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,131
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,202
Philadelphia Airport, Series C, 5.00%, 7/1/28 (1) 2,970 3,175
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/23  1,175 1,185
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/23  750 759
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/24  750 775
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  1,000 1,048
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (5) 2,500 2,615
51,867

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (8) 5,000 5,047
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  17,594 17,999
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  9,000 9,210
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,581 5,721
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 478
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 918
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,044
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 7,748
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,535 6,181
66,346
RHODE ISLAND 0.1%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 556
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,302
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 419
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 456
2,733
SOUTH CAROLINA 1.7%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  15,755 15,812
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  4,860 5,110
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,213
South Carolina Ports Auth., 5.00%, 7/1/23 (1) 2,555 2,587
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 875
South Carolina Ports Auth., 5.00%, 7/1/25 (1) 1,190 1,242
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(3) 3,240 3,414
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,837
32,090

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,046
1,046
TENNESSEE 2.8%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/23  650 654
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/23  4,200 4,252
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/24  3,025 3,060
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,000 1,058
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  1,000 1,009
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  1,760 1,769
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (1) 3,330 3,419
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/24  17,760 18,432
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,320
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/25 (1) 515 534
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/26 (1) 1,695 1,776
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1)(4) 690 734
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1)(4) 1,000 1,073
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,104
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  1,045 1,047
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  1,410 1,413
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 177
52,831
TEXAS 8.9%
Austin Airport System, 5.00%, 11/15/23 (1) 5,000 5,091
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,831
Austin Airport System, Series A, 5.00%, 11/15/26  545 588
Austin Airport System, Series B, 5.00%, 11/15/23 (1) 715 728
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,263
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,537
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,698
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,255
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,047
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,234

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,700
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,778
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25) (3) 4,490 4,756
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25) (3) 1,475 1,562
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  14,845 15,674
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/23  1,505 1,510
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,138
Dallas, GO, 5.00%, 2/15/25  5,000 5,248
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,027
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,025
Harris County Cultural Ed. Fac. Fin., 5.00%, 6/1/23  1,385 1,402
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/24 (Prerefunded 12/1/22) (3) 1,865 1,868
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  4,665 4,970
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,948
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 1.00%, 12/1/59  600 600
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,275
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,133
Houston Airport System, Series A, 5.00%, 7/1/23 (1) 825 834
Houston Airport System, Series A, 5.00%, 7/1/25 (1) 1,250 1,299
Houston Airport System, Series A, 5.00%, 7/1/26 (1) 1,250 1,315
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,291
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (2)(5) 6,000 5,516
Houston Independent School Dist., Permanent School Fund, GO,
5.00%, 2/15/25  4,660 4,889
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 1,000 1,001
Lower Colorado River Auth., 5.00%, 5/15/24  120 124
Lower Colorado River Auth., Series A, 5.00%, 5/15/23  860 869
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,078
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 289
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,061
North Texas Tollway Auth., Series 2016A, 5.00%, 1/1/28  2,705 2,871
North Texas Tollway Auth., Series A, 5.00%, 1/1/23  2,415 2,420
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  9,710 9,941
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 479

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/24
(Prerefunded 1/1/23) (3) 2,520 2,525
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,167
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  8,430 8,629
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/24  1,130 1,132
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(8) 500 453
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,381
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  12,440 12,998
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series Class A, 5.25%, 12/15/25  2,500 2,622
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/22  1,375 1,376
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,150
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,425
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  7,750 8,040
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  2,215 2,307
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  3,535 3,698
166,066
UTAH 1.8%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,156
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,195
Intermountain Power Agency, Series A, 5.00%, 7/1/28  2,250 2,506
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,150
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,380
Salt Lake City Airport, Series A, 5.00%, 7/1/23 (1) 4,975 5,027
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,210
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,567
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,101
Utah, Series B, GO, 5.00%, 7/1/24  4,250 4,413
Utah County, Series B, VRDN, 5.00%, 5/15/60 (Tender 8/1/26)  4,050 4,314
Vineyard Redev. Agency, 5.00%, 5/1/23 (5) 400 404
Vineyard Redev. Agency, 5.00%, 5/1/27 (5) 615 667
33,090
VIRGINIA 5.5%
Alexandria, Series A, GO, 5.00%, 12/15/25  4,800 5,142
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/23  410 415
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,648
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 953
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  12,000 12,203
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/23  105 105
Fairfax County IDA, Inova Health System, 5.00%, 8/15/23  2,130 2,165
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,736

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/23)  3,600 3,636
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,793
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 233
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (3) 4,335 4,689
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26  4,850 5,218
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,359
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,512
Virginia College Building Auth., 21st Century College & Equipment
Programs, Series B, 5.00%, 2/1/24  9,400 9,663
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23  3,000 3,055
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,306
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,116
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,406
Virginia Public School Auth., 5.00%, 8/1/27  4,000 4,239
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,908
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,243
Virginia Resources Auth., Series D, 5.00%, 11/1/27 (Prerefunded
11/1/25) (3) 2,105 2,241
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23  10,000 10,190
102,174
WASHINGTON 2.2%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 (Prerefunded 11/1/25) (3) 13,250 14,128
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 (Prerefunded 11/1/25) (3) 2,000 2,076
Washington, Series A, GO, 5.00%, 8/1/27  5,000 5,508
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,377
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,237
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,522
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-3, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 7,184
41,032
WISCONSIN 0.8%
Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1,
5.00%, 6/1/25 (Prerefunded 6/1/24) (3) 5,000 5,174

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  10,000 10,378
15,552
Total Investments in Securities 98.8%
(Cost $1,899,107) $ 1,853,755
Other Assets Less Liabilities 1.2% 21,689
Net Assets 100.0% $ 1,875,444
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Assured Guaranty Municipal Corporation
(6) Insured by Build America Mutual Assurance Company
(7) Insured by Financial Guaranty Insurance Company
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$7,856 and represents 0.4% of net assets.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F56-054Q3 11/22